UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C.  20549
						   FORM 13F
					FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	December 31, 2005

Check here if Amendment:	___; Amendment Number:	___
  This Amendment (Check only one.)  ___ is a restatement.
							 ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:	Snyder Capital Management, L.P.
Address:	350 California St., Suite 1460
		San Francisco, CA  94104-1436

Form 13F File Number:	28-6636

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Steven J. Block
Title:	Vice President
Phone:	415-392-3900

Signature, Place and Date of Signing:
Steven J. Block				San Francisco, CA	February 8, 2006
		[Signature]			[City, State]			[Date]

Report Type (Check only one.):

XXX	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting
	manager are reported in this report.)

___	13F 	NOTICE.  (Check here if no holdings reported are in this report,
		and all holdings are reported by other reporting manager(s).)

___	13F COMBINATION REPORT.  (Check here if a portion of the holdings for
	this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

					Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:			1

Form 13F Information Table Entry Total:		62

Form 13F Information Table Value Total:		2,386,485 (x1000)


List of Other Included Managers:

NO.		Form 13F File Number		Name

1		28-6808		IXIS Asset Management North America L.P.

<Page


NAME OF ISSUER		TITLE OF  CUSIP		VALUE	SHARES	INV.	OTHER			VOTING AUTHORITY
				CLASS				X1000			DISC	MGR			SOLE	   SHARED		NONE

Adesa Inc.                COM  00686U104       44,728   1,831,600  SH  Defined             4,100   1,574,900     193,400
American Greetings Corp.  COM  026375105       61,628   2,805,100  SH  Defined            84,300   2,493,000     179,900
AnnTaylor Stores Corp.    COM  036115103       89,828   2,602,200  SH  Defined            69,700   2,324,800     160,500
Arch Chemical Inc.        COM  03937R102       48,339   1,616,700  SH  Defined             3,800   1,400,700     166,400
Bausch & Lomb Inc.        COM  071707103        5,975      88,000  SH  Defined            16,500      71,500
Borders Group             COM  099709107       72,677   3,353,800  SH  Defined            84,900   2,942,800     259,000
Briggs & Stratton         COM  109043109       88,034   2,269,500  SH  Defined            66,600   2,019,300     151,500
Brookfield Asset Manageme COM  112585104       87,944   1,747,350  SH  Defined            52,250   1,603,300      91,800
CEC Entertainment, Inc.   COM  125137109       72,642   2,134,011  SH  Defined            38,200   1,910,611     147,100
Cabot Corp.               COM  127055101       57,738   1,612,800  SH  Defined            45,900   1,419,700     112,200
Cabot Microelectronics    COM  12709P103       45,194   1,542,989  SH  Defined            41,200   1,328,134     133,455
Cambrex Corp.             COM  132011107       33,944   1,808,400  SH  Defined             3,600   1,567,700     174,000
Cedar Shopping Centers In COM  150602209       37,958   2,697,800  SH  Defined             6,000   2,352,900     275,900
Central European Media    COM  G20045202       71,002   1,226,283  SH  Defined            20,100   1,106,883      99,300
Charming Shoppes          COM  161133103       46,952   3,570,493  SH  Defined             8,300   3,123,893     362,300
Corn Products Intl Inc    COM  219023108       67,289   2,816,600  SH  Defined            91,800   2,499,700     183,800
Covance Inc               COM  222816100       15,371     316,600  SH  Defined               800     272,100      35,600
Cytec Industries, Inc.    COM  232820100       54,074   1,135,300  SH  Defined            26,700   1,018,300      75,200
DRS Technologies          COM  23330X100       36,513     710,100  SH  Defined             1,700     620,800      71,400
Darden Restaurants Inc.   COM  237194105       23,997     617,200  SH  Defined            37,000     580,200
Devon Energy Corp.        COM  25179M103       40,407     646,096  SH  Defined            34,360     611,736
Dress Barn Inc.           COM  261570105       49,697   1,287,146  SH  Defined             3,100   1,132,446     140,700
Eddie Bauer Holdings, Inc COM  071625107       10,712     714,100  SH  Defined             1,800     618,400      75,400
Esterline Technologies Co COM  297425100       39,964   1,074,600  SH  Defined             3,000   1,006,300      40,600
FTI Consulting            COM  302941109       41,956   1,529,000  SH  Defined             3,200   1,327,000     158,300
Flowers Foods, Inc.       COM  343498101       23,324     846,292  SH  Defined             1,500     749,701      78,291
GTECH Holdings Corp       COM  400518106       79,820   2,514,800  SH  Defined            58,000   2,236,100     175,800
Genuine Parts Co          COM  372460105       26,752     609,100  SH  Defined            39,100     570,000
Haemonetics Corp.         COM  405024100       28,920     591,900  SH  Defined             1,200     518,000      56,600
Hasbro Inc.               COM  418056107       17,766     880,400  SH  Defined            63,400     748,600      56,500
Hawaiian Electric Inds    COM  419870100       19,627     757,800  SH  Defined             1,800     646,600      79,100
Henry Schein, Inc.        COM  806407102        5,372     123,100  SH  Defined            23,500      99,600
Itron Inc                 COM  465741106       30,082     751,310  SH  Defined             1,700     656,110      77,200
JC Penney Co Inc (Hldg Co COM  708160106        4,865      87,500  SH  Defined            17,200      70,300
Kelly Services Inc. - CL. COM  488152208       22,480     857,350  SH  Defined            36,300     730,450      74,700
Kennametal Inc.           COM  489170100       19,621     384,419  SH  Defined               763     329,489      38,167
Kerr-McGee Corp           COM  492386107        7,138      78,556  SH  Defined            14,496      64,060
La-Z-Boy Inc.             COM  505336107       54,287   4,003,499  SH  Defined            85,200   3,566,799     276,600
LaFarge North America Inc COM  505862102       81,952   1,489,500  SH  Defined            38,600   1,321,900     103,500
Lance Inc                 COM  514606102       10,528     565,132  SH  Defined             1,087     497,418      54,541
Liberty Media Corp. - A   COM  530718105        3,897     495,177  SH  Defined           100,087     395,090
Nabors Industries Ltd     COM  G6359F103       11,393     150,400  SH  Defined            28,900     121,500
Newmont Mining            COM  651639106       31,600     591,751  SH  Defined            28,520     536,991      26,240
Novagold Resources Inc.   COM  66987E206       29,995   3,296,100  SH  Defined             9,600   2,943,100     343,400
Orient Express Hotel      COM  G67743107       10,723     340,200  SH  Defined             1,000     299,600      39,600
Parexel Intl Corp         COM  699462107       29,817   1,471,718  SH  Defined             2,900   1,267,418     162,800
Patterson-UTI Energy Inc. COM  703481101       63,132   1,916,000  SH  Defined             4,200   1,671,700     199,400
R.R. Donnelley & Sons     COM  257867101        9,637     281,700  SH  Defined            45,500     236,200
Regis Corp.               COM  758932107       36,576     948,300  SH  Defined             2,100     821,700      99,700
Renal Care Group Inc.     COM  759930100       42,473     897,749  SH  Defined            29,200     777,499      91,050
Republic Services Inc. -  COM  760759100       12,027     320,300  SH  Defined            63,400     256,900
Schulman, Inc.            COM  808194104       32,196   1,496,076  SH  Defined             3,600   1,298,000     162,776
Shaw Group Inc.           COM  820280105       69,409   2,386,000  SH  Defined            61,100   2,169,400     121,600
ShawCor LTD.              COM  820904209        5,479     409,200  SH  Defined            78,300     330,900
Triarc Companies          COM  895927101       11,705     699,200  SH  Defined             2,500     625,900      70,800
Triarc Cos-B              COM  895927309       31,075   2,092,600  SH  Defined             3,600   1,797,500     219,000
UGI Corp.                 COM  902681105       66,673   3,236,548  SH  Defined            66,900   2,916,748     209,100
United Stationers Inc     COM  913004107       71,339   1,470,900  SH  Defined            49,900   1,308,100      91,400
Universal Health Services COM  913903100       29,956     640,900  SH  Defined            42,300     598,600
Vintage Petroleum Inc     COM  927460105       61,708   1,157,100  SH  Defined             3,000     981,000     145,400
Warnaco Group             COM  934390402       39,930   1,494,384  SH  Defined             3,200   1,299,500     158,184
Watson Pharmaceuticals    COM  942683103        8,651     266,100  SH  Defined            44,500     221,600




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